Fair value of financial instruments (Narrative) (Details) - GBP (£)	6 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Disclosure of detailed information about financial instruments [line items]
Deposits at amortised cost	£ 215,125,000,000	£ 199,337,000,000
Brokered certificates of deposit [member]
Disclosure of detailed information about financial instruments [line items]
Description of existence of third-party credit enhancement	Structured and brokered certificates of deposit issued by Barclays Bank Group are insured up to $250,000 per depositor by the Federal Deposit Insurance Corporation (FDIC) in the United States. The FDIC is funded by premiums that the Barclays Bank Group and other banks pay for deposit insurance coverage.
Description of whether third-party credit enhancement is reflected in fair value measurement	The carrying value of these issued certificates of deposit that are designated under the IFRS 9 fair value option includes this third party credit enhancement.
Deposits at amortised cost	£ 4,452,000,000	4,797,000,000
Significant unobservable inputs (Level 3) [member] | Recurring fair value measurement [member] | Favourable changes [member]
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis valuation due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions	(584,000,000)	598,000,000
Significant unobservable inputs (Level 3) [member] | Recurring fair value measurement [member] | Unfavourable changes [member]
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis valuation due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions	753,000,000	(737,000,000)
Exit price adjustments derived from market bid-offer spreads [member]
Disclosure of detailed information about financial instruments [line items]
Fair value adjustments	(448,000,000)	(451,000,000)
Uncollateralised derivative funding [member]
Disclosure of detailed information about financial instruments [line items]
Increase (decrease) in fair value adjustments of derivatives	(13,000,000)
Fair value adjustments	(60,000,000)	(47,000,000)
Derivative credit valuation adjustments [member]
Disclosure of detailed information about financial instruments [line items]
Increase (decrease) in fair value adjustments of derivatives	(24,000,000)
Fair value adjustments	(149,000,000)	(125,000,000)
Derivative debit valuation adjustments [member]
Disclosure of detailed information about financial instruments [line items]
Increase (decrease) in fair value adjustments of derivatives	45,000,000
Fair value adjustments	192,000,000	237,000,000
Financial instruments at fair value, category [member] | Significant unobservable inputs (Level 3) [member] | Recurring fair value measurement [member]
Disclosure of detailed information about financial instruments [line items]
Aggregate difference between fair value at initial recognition and transaction price yet to be recognised in profit or loss	106,000,000	127,000,000
Additions, aggregate difference between fair value at initial recognition and transaction price yet to be recognised in profit or loss	23,000,000	65,000,000
Amortisation and releases, aggregate difference between fair value at initial recognition and transaction price yet to be recognised in profit or loss	44,000,000	18,000,000
Increase (decrease) in aggregate difference between fair value at initial recognition and transaction price yet to be recognised in profit or loss	(21,000,000)	32,000,000
Financial instruments at fair value, category [member] | Significant unobservable inputs (Level 3) [member] | UK Banking Businesses [member] | Barclays Bank UK PLC [member] | Recurring fair value measurement [member]
Disclosure of detailed information about financial instruments [line items]
Increase (decrease) in aggregate difference between fair value at initial recognition and transaction price yet to be recognised in profit or loss	0	15,000,000
Financial instruments at amortised cost, category [member] | Significant unobservable inputs (Level 3) [member] | Recurring fair value measurement [member]
Disclosure of detailed information about financial instruments [line items]
Aggregate difference between fair value at initial recognition and transaction price yet to be recognised in profit or loss	32,000,000	31,000,000
Additions, aggregate difference between fair value at initial recognition and transaction price yet to be recognised in profit or loss	1,000,000	2,000,000
Amortisation and releases, aggregate difference between fair value at initial recognition and transaction price yet to be recognised in profit or loss	0	2,000,000
Increase (decrease) in aggregate difference between fair value at initial recognition and transaction price yet to be recognised in profit or loss	1,000,000	222,000,000
Financial instruments at amortised cost, category [member] | Significant unobservable inputs (Level 3) [member] | UK Banking Businesses [member] | Barclays Bank UK PLC [member] | Recurring fair value measurement [member]
Disclosure of detailed information about financial instruments [line items]
Increase (decrease) in aggregate difference between fair value at initial recognition and transaction price yet to be recognised in profit or loss	£ 0	£ 222,000,000